Basis of Presentation - Going concern (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Going concern
Current assets	$ 297,591	$ 437,534
Current liabilities	770,995	459,349
Working capital position	(473,404)
Unearned revenue	61,406	$ 59,612
8.875% Senior Notes
Going concern
Current liabilities	$ 315,000
Interest rate on borrowings	8.875%